MASTER TRUST (Tables) - John Deere Tax Deferred Savings Plan for Wage Employees	12 Months Ended
Oct. 31, 2025
Master Trust
Schedule of Master Trust Net Assets and the Plan's Interest in the Master Trust Net Assets

The Master Trust net assets and the Plan’s interest in the Master Trust net assets at October 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Master Trust	Plan’s Interest in Master Trust	Master Trust	Plan’s Interest in Master Trust

Noninterest-Bearing Cash	$1,055	$40	$640

Blended Interest Fund at Contract Value	315,568	65,488	363,818	$76,377

Deere & Company Common Stock	1,153,114	253,532	1,113,403	237,916
Common Collective Trust Funds	12,511,036	1,649,561	10,460,085	1,359,673
Mutual Funds	104,965	10,711	95,623	11,333
U.S. Equity Securities	15,836	2,408	7,735	747
Fidelity BrokerageLink Accounts	827,071	60,242	679,261	47,576
Total Investments at Fair Value	14,612,022	1,976,454	12,356,107	1,657,245

Receivables	7,649	1,615	7,362	1,520

Total Assets	14,936,294	2,043,597	12,727,927	1,735,142

Liabilities	11,303	2,369	10,076	2,092

Net Assets	$14,924,991	$2,041,228	$12,717,851	$1,733,050

Schedule of Net Investment Income of the Master Trust and the Plan's Interest

The net investment income of the Master Trust and the Plan’s interest for the year ended October 31, 2025 consisted of the following:

	Master Trust	Plan’s Interest in Master Trust
Net appreciation	$2,429,986	$317,026
Interest and dividends	74,384	9,410
Net investment income	$2,504,370	$326,436

Schedule of Master Trust's Investments Measured at Fair Value

The following tables set forth by level within the fair value hierarchy a summary of the Master Trust’s investments measured at fair value on a recurring basis at October 31, 2025 and 2024. There were no unfunded commitments or redemption restrictions for the Common Collective Trust Funds at October 31, 2025 and 2024.

	Master Trust Investments
	Fair Value Measurements
	at October 31, 2025

	Level 1	Level 2	Level 3	Total

Deere & Company Common Stock	$1,153,114			$1,153,114
Mutual Funds	104,965			104,965
U.S. Equity Securities	15,836			15,836
Fidelity BrokerageLink Accounts	827,071			827,071
Total Investments	$2,100,986			$2,100,986

Common Collective Trust Funds Measured at
Net Asset Value				$12,511,036

Total Investments at Fair Value				$14,612,022

	Master Trust Investments
	Fair Value Measurements
	at October 31, 2024

	Level 1	Level 2	Level 3	Total

Deere & Company Common Stock	$1,113,403			$1,113,403
Mutual Funds	95,623			95,623
U.S. Equity Securities	7,735			7,735
Fidelity BrokerageLink Accounts	679,261			679,261
Total Investments	$1,896,022			$1,896,022

Common Collective Trust Funds Measured at
Net Asset Value				$10,460,085

Total Investments at Fair Value				$12,356,107